Convertible Note Payable (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal		$ 5,150,138	$ 3,140,384	$ 500,000
Less: Debt Discount		(828,627)	(452,022)	(184,398)
Less: Debt Issuance Costs		(219,204)	(79,569)	(46,779)
Debt unamortized discount premium and debt issuance costs net		4,102,307	2,608,793	268,823
Convertible notes payable, Outstanding Principal, Total		59,500	96,500	268,823
Total Long-Term Debt		4,042,808	2,512,293
The November 2016 Convertible Note Offering [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal		$ 25,000	$ 25,000	400,000
Interest Rate		10.00%	10.00%
Conversion Price		$ 0.30	$ 0.30
Maturity Date		Nov. 01, 2017	Nov. 01, 2017
Warrants, Quantity		400,000	400,000
Warrants, Exercise Price		$ 0.30	$ 0.30
The June, 2017 Convertible Note Offering [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal			$ 71,500
Interest Rate		12.00%	12.00%
Conversion Price
Maturity Date		Sep. 01, 2017	Sep. 01, 2017
Warrants, Quantity		114,700	114,700
Warrants, Exercise Price		$ 0.20	$ 0.20
The August Convertible Note Offering [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal		$ 2,943,884	$ 2,943,884
Interest Rate		15.00%	15.00%
Conversion Price	[1]	$ 0.20	$ 0.20
Warrants, Quantity		14,716,419	14,716,419
Warrants, Exercise Price		$ 0.20	$ 0.20
The August Convertible Note Offering [Member] | Minimum [Member]
Short-term Debt [Line Items]
Maturity Date		Aug. 31, 2019	Aug. 31, 2019
The August Convertible Note Offering [Member] | Maximum [Member]
Short-term Debt [Line Items]
Maturity Date		Nov. 30, 2019	Nov. 30, 2019
The First December 2017 Note [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal		$ 100,000	$ 100,000
Interest Rate		15.00%
Conversion Price	[1]	$ 0.20
Maturity Date		Dec. 21, 2019
Warrants, Quantity		500,000
Warrants, Exercise Price		$ 0.20
The February 2018 Convertible Note Offering [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal		$ 1,015,674
Interest Rate		15.00%
Conversion Price	[1]	$ 0.20
Warrants, Quantity		5,078,375
Warrants, Exercise Price		$ 0.20
The February 2018 Convertible Note Offering [Member] | Minimum [Member]
Short-term Debt [Line Items]
Maturity Date		Jan. 31, 2020
The February 2018 Convertible Note Offering [Member] | Maximum [Member]
Short-term Debt [Line Items]
Maturity Date		Feb. 29, 2020
The January 2018 Note [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal		$ 68,761
Conversion Price	[1]	$ 0.20
Maturity Date		Jan. 12, 2020
Warrants, Quantity		343,806
Warrants, Exercise Price		$ 0.20
The February 2018 Note [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal		$ 35,452
Interest Rate		18.00%
Conversion Price	[1]	$ 0.20
Maturity Date		Feb. 08, 2020
Warrants, Quantity		81,500
Warrants, Exercise Price		$ 0.20
The March 2018 Convertible Note Offering [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal		$ 961,367
Interest Rate		14.00%
Conversion Price	[1]	$ 0.20
Warrants, Quantity		4,806,833
Warrants, Exercise Price		$ 0.20
The March 2018 Convertible Note Offering [Member] | Minimum [Member]
Short-term Debt [Line Items]
Maturity Date		Mar. 31, 2020
The March 2018 Convertible Note Offering [Member] | Maximum [Member]
Short-term Debt [Line Items]
Maturity Date		Apr. 30, 2020
December 27, 2016 [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal				100,000
Interest Rate			10.00%
Conversion Price			$ 0.30
Maturity Date			Dec. 27, 2017
Warrants, Quantity			100,000
Warrants, Exercise Price			$ 0.30
July, 2017 [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal
Interest Rate			8.50%
Conversion Price	[1]		$ 0.20
Maturity Date			Apr. 11, 2018
Warrants, Quantity			350,000
Warrants, Exercise Price			$ 0.20
December 21, 2017 [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal			$ 100,000

[1]	As subject to adjustment as further outlined in the notes